Loans - Major Classification of Loans (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		$ 807,839,000	$ 781,341,000	$ 692,866,000	$ 620,405,000
Net deferred loan fees		1,830,000	(110,000)		135,000
Less: Allowance for loan losses		10,553,000	8,669,000		7,306,000
Loans receivable, net		795,456,000	772,782,000		612,964,000
Loans Held-For-Sale [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans			35,800,000
Net deferred loan fees			146,000
Residential Mortgage Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		216,419,000	249,312,000		239,644,000
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		212,741,000	209,559,000	239,422,000	232,523,000
Residential Mortgage Loans [Member] | Construction [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		3,678,000	3,963,000		7,121,000
Residential Mortgage Loans [Member] | Loans Held-For-Sale [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	[1]		35,790,000
Net deferred loan fees			146,000
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans			209,559,000		232,523,000
Commercial Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		478,918,000	403,033,000		329,228,000
Commercial Loans [Member] | Real Estate [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		260,824,000	254,257,000	225,794,000	212,314,000
Commercial Loans [Member] | Lines of Credit [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		53,509,000	58,617,000	56,569,000	44,235,000
Commercial Loans [Member] | Other Commercial and Industrial [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		83,167,000	82,092,000	79,590,000	63,359,000
Commercial Loans [Member] | Tax Exempt Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		7,644,000	8,067,000	8,803,000	9,320,000
Commercial Loans [Member] | Paycheck Protection Program loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		73,774,000
Consumer Loans [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		112,502,000	128,996,000		51,533,000
Consumer Loans [Member] | Home Equity and Junior Liens [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		42,587,000	46,389,000	26,214,000	26,109,000
Consumer Loans [Member] | Other Consumer [Member]
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans		$ 69,915,000	$ 82,607,000	$ 52,508,000	$ 25,424,000

[1]	Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value. The loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000 at December 31, 2019. These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.